Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions			$ 164	$ 113	$ 232
Tax Settlement Gain (Loss) Noncash	141	274
Tax Settlement Interest Gain (Loss)	23	21
Tax Adjustments Settlements And Unusual Provisions				35	203
Estimated Tax Settlement Interest Gain (Loss) Noncash, Range, Lower Limit		220
Unrecognized Tax Benefits, Beginning Balance			1,223	1,073	946
Unrecognized Tax Benefits That Would Impact Effective Tax Rate			1,002
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions, Uncertain Timing			87
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions			435	211	221
Unrecognized Tax Benefits Reductions Resulting From Lapse Of Applicable Statute Of Limitations			(47)	(41)	(21)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities			(686)	(133)	(305)
Unrecognized Tax Benefits, Ending Balance			1,089	1,223	1,073
Unrecognized Tax Benefits Interest On Income Taxes Expense			180	51	40
Unrecognized Tax Benefits Interest On Income Taxes Accrued			292	262	270
Reduction In Tax Expense Refund Claim					237
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range Of Change, Lower Bound			95
Significant Change in Unrecognized Tax Benefits is Reasonably Possible Estimated Range of Change, Upper Bound			$ 445